UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Ste. 255 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

William M. Thomas One Ferry Building Ste. 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-415-677-5870

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report   April 30, 2010

Grail Advisors Actively Managed ETFs

Grail American Beacon Large Cap Value ETF

RP Growth ETF

RP Focused Large Cap Growth ETF

RP Technology ETF

RP Financials ETF

Grail McDonnell Intermediate Municipal Bond ETF

Grail McDonnell Core Taxable Bond ETF

www.grailadvisors.com  1-415-677-5870

SHAREHOLDER EXPENSE EXAMPLES (unaudited)

As a shareholder of a Grail Advisors Actively Managed ETF, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 4/30/2010	Annualized Expense Ratios for the Period*	Expenses Paid
Grail American Beacon Large Cap Value ETF
Actual	$1,000.00	$1,168.19	0.79%	$4.25	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96	†
RP Growth ETF
Actual	$1,000.00	$1,161.64	0.89%	$4.77	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46	†
RP Focused Large Cap Growth ETF
Actual	$1,000.00	$1,120.31	0.89%	$4.68	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46	†
RP Technology ETF
Actual	$1,000.00	$1,193.61	0.89%	$4.84	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46	†
RP Financials ETF
Actual	$1,000.00	$1,134.52	0.89%	$4.71	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	0.89%	$4.46	†
Grail McDonnell Intermediate Municipal Bond ETF[1]
Actual	$1,000.00	$1,013.19	0.35%	$0.89	††
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76	†
Grail McDonnell Core Taxable Bond ETF[1]
Actual	$1,000.00	$1,017.71	0.35%	$0.89	††
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76	†

* Expense ratios reflect expense caps through the period ended April 30, 2010.

1 Fund commenced operations January 29, 2010.

† Expenses are calculated using the Fund's annualized expense ratio, multipled by the ending account value for the period, multipled by 181/365 (to reflect comencement of operations).

†† Expenses are calculated using the Fund's annualized expense ratio, multipled by the ending account value for the period, multipled by 92/365 (to reflect commencement of operations).

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT (unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each fund is for the period from inception date of such fund throuth April 30, 2010.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Grail American Beacon Large Cap Value ETF
November 1, 2009 - April 30, 2010	0-49.9	121	48.40%	122	48.80%
	50-99.9	1	0.40%	2	0.80%
	100-199.9	1	0.40%	—	—
	>200	2	0.80%	1	0.40%
	Total	125	50.00%	125	50.00%
RP Growth ETF
November 1, 2009 - April 30, 2010	0-49.9	106	73.10%	37	25.52%
	50-99.9	—	—	—	—
	100-199.9	—	—	—	—
	>200	2	1.38%	—	—
	Total	108	74.48%	37	25.52%

		Market Price Above or Equal to NAV		Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
RP Focused Large Cap Growth ETF
November 1, 2009 - April 30, 2010	0-49.9	121	83.45%	22	15.17%
	50-99.9	1	0.69%	—	—
	100-199.9	1	0.69%	—	—
	>200	—	—	—	—
	Total	123	84.83%	22	15.17%
RP Technology ETF
November 1, 2009 - April 30, 2010	0-49.9	114	78.62%	30	20.69%
	50-99.9	—	—	—	—
	100-199.9	—	—	—	—
	>200	1	0.69%	—	—
	Total	115	79.31%	30	20.69%
RP Financials ETF
November 1, 2009 - April 30, 2010	0-49.9	73	50.34%	70	48.28%
	50-99.9	1	0.69%	—	—
	100-199.9	—	—	—	—
	>200	1	0.69%	—	—
	Total	75	51.72%	70	48.28%
Grail McDonnell Intermediate Municipal Bond ETF
January 29, 2010 - April 30, 2010	0-49.9	63	98.44%	1	1.56%
	50-99.9	—	—	—	—
	100-199.9	—	—	—	—
	>200	—	—	—	—
	Total	63	98.44%	1	1.56%
Grail McDonnell Taxable Core Bond ETF
January 29, 2010 - April 30, 2010	0-49.9	16	25.00%	37	57.81%
	50-99.9	—	—	11	17.19%
	100-199.9	—	—	—	—
	>200	—	—	—	—
	Total	16	25.00%	48	75.00%

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
COMMON STOCKS—96.3%
Automobiles & Components—0.6%
Gentex Corp.	964	$20,716
Banks—6.0%
Banco Santander SA(a)	1,562	19,275
KeyCorp	1,078	9,724
M&T Bank Corp.	270	23,585
Mitsubishi UFJ Financial Group, Inc.(a)	3,932	20,328
PNC Financial Services Group, Inc.	460	30,917
SunTrust Banks, Inc.	255	7,548
U.S. Bancorp	407	10,895
Wells Fargo & Co.	1,831	60,623
Zions Bancorporation	650	18,675
Total Banks		201,570
Capital Goods—14.1%
3M Co.	349	30,946
Boeing Co.	894	64,753
Caterpillar, Inc.	169	11,507
Cummins, Inc.	235	16,974
Deere & Co.	390	23,330
Eaton Corp.	180	13,889
Empresa Brasileira de Aeronautica SA(a)	558	13,437
General Electric Co.	1,648	31,081
Honeywell International, Inc.	825	39,163
Lockheed Martin Corp.	344	29,202
Northrop Grumman Corp.	735	49,855
PACCAR, Inc.	917	42,659
Raytheon Co.	468	27,284
Shaw Group, Inc.*	310	11,867
SPX Corp.	360	25,157
Textron, Inc.	463	10,575
Tyco International Ltd.	493	19,123
United Technologies Corp.	165	12,367
Total Capital Goods		473,169
Consumer Durables & Apparel—0.7%
Polo Ralph Lauren Corp. Class A	277	24,902
Consumer Services—1.3%
Carnival Corp.	279	11,634
McDonald's Corp.	470	33,178
Total Consumer Services		44,812
Diversified Financials—10.3%
American Express Co.	124	5,719
Bank of America Corp.	6,086	108,513
Bank of New York Mellon Corp.	409	12,732
Capital One Financial Corp.	282	12,242
Charles Schwab Corp.	845	16,300
Citigroup, Inc.*	6,529	28,532
Goldman Sachs Group, Inc.	100	14,520
JPMorgan Chase & Co.	2,624	111,730

Investments	Shares	Value
Morgan Stanley	702	$21,214
State Street Corp.	310	13,485
Total Diversified Financials		344,987
Energy—10.0%
BP PLC(a)	560	29,204
Chevron Corp.	498	40,557
ConocoPhillips	2,210	130,809
Devon Energy Corp.	78	5,252
Exxon Mobil Corp.	661	44,849
Marathon Oil Corp.	180	5,787
Royal Dutch Shell PLC Class B(a)	847	51,396
Transocean Ltd.*	130	9,419
Weatherford International Ltd.*	1,124	20,356
Total Energy		337,629
Food & Staples Retailing—2.2%
CVS Caremark Corp.	312	11,522
Safeway, Inc.	1,494	35,259
Wal-Mart Stores, Inc.	493	26,449
Total Food & Staples Retailing		73,230
Food, Beverage & Tobacco—6.1%
Coca-Cola Co.	179	9,568
ConAgra Foods, Inc.	1,154	28,238
Diageo PLC(a)	380	25,893
Hershey Co.	522	24,539
Kellogg Co.	520	28,569
Kraft Foods, Inc. Class A	324	9,590
Lorillard, Inc.	142	11,129
PepsiCo, Inc.	179	11,674
Philip Morris International, Inc.	675	33,129
Unilever NV	700	21,182
Total Food, Beverage & Tobacco		203,511
Health Care Equipment & Services—2.4%
Baxter International, Inc.	580	27,387
CIGNA Corp.	777	24,911
Hospira, Inc.*	445	23,937
Zimmer Holdings, Inc.*	52	3,167
Total Health Care Equipment & Services		79,402
Household & Personal Products—1.1%
L'Oreal SA(a)	1,220	25,351
Procter & Gamble Co.	199	12,370
Total Household & Personal Products		37,721
Insurance—5.6%
ACE Ltd.	518	27,552
Allstate Corp.	553	18,067
Genworth Financial, Inc. Class A*	1,254	20,716
Hartford Financial Services Group, Inc.	651	18,599
Lincoln National Corp.	500	15,295
MetLife, Inc.	781	35,599

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
Insurance—5.6% (continued)
Prudential Financial, Inc.	190	$12,076
Travelers Cos., Inc.	479	24,304
XL Capital Ltd. Class A	921	16,394
Total Insurance		188,602
Materials—3.0%
Air Products & Chemicals, Inc.	526	40,386
Dow Chemical Co.	1,358	41,867
PPG Industries, Inc.	253	17,804
Total Materials		100,057
Media—2.7%
Comcast Corp. Class A	922	17,380
Interpublic Group of Cos., Inc.*	1,199	10,683
Time Warner Cable, Inc.	280	15,750
Time Warner, Inc.	850	28,118
Walt Disney Co.	517	19,046
Total Media		90,977
Pharmaceuticals, Biotechnology & Life Sciences—5.4%
Amgen, Inc.*	179	10,267
Bristol-Myers Squibb Co.	752	19,018
Eli Lilly & Co.	1,582	55,324
Johnson & Johnson	461	29,642
Merck & Co., Inc.	956	33,498
Pfizer, Inc.	2,006	33,540
Total Pharmaceuticals, Biotechnology & Life Sciences		181,289
Retailing—4.2%
Gap, Inc.	402	9,941
Home Depot, Inc.	1,700	59,925
J.C. Penney Co., Inc.	1,174	34,246
Limited Brands, Inc.	518	13,882
Target Corp.	419	23,829
Total Retailing		141,823
Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	1,007	22,990
Texas Instruments, Inc.	886	23,045
Total Semiconductors & Semiconductor Equipment		46,035
Software & Services—7.0%
Accenture PLC Class A	125	5,455
Adobe Systems, Inc.*	360	12,092
CA, Inc.	1,645	37,522
International Business Machines Corp.	708	91,333
Intuit, Inc.*	640	23,142
Microsoft Corp.	803	24,524
Oracle Corp.	1,657	42,817
Total Software & Services		236,885

Investments	Shares	Value
Technology Hardware & Equipment—5.3%
Apple Inc*	170	$44,391
Dell, Inc.*	807	13,057
EMC Corp.*	1,647	31,309
Hewlett-Packard Co.	858	44,591
Molex, Inc. Class A	772	14,668
Tyco Electronics Ltd.	894	28,715
Total Technology Hardware & Equipment		176,731
Telecommunication Services—2.1%
Vodafone Group PLC(a)	3,151	69,952
Transportation—0.4%
FedEx Corp.	161	14,492
Utilities—4.4%
Dominion Resources, Inc.	630	26,334
Edison International	447	15,363
Entergy Corp.	114	9,267
Exelon Corp.	821	35,787
FPL Group, Inc.	774	40,287
Questar Corp.	444	21,290
Total Utilities		148,328
TOTAL COMMON STOCKS (cost $2,719,355)		3,236,820
SHORT TERM INVESTMENT—1.4%
Bank Deposit—1.4%
The Bank of New York Cash Reserve 0.01%† (Cost $48,467)	48,467	48,467
Total Investments—97.7% (Cost $2,767,822)		3,285,287
Other Assets in Excess of Liabilities—2.3%		77,781
Net Assets—100.0%		$3,363,068

Sector Allocations

Sector	Percentage of Net Assets
Financials	21.86%
Industrials	14.50%
Information Technology	13.67%
Energy	10.04%
Consumer Discretionary	9.61%
Consumer Staples	9.35%
Health Care	7.75%
Utilities	4.41%
Materials	2.98%
Telecommunication Services	2.08%
Short Term Investment	1.44%
Total Investments	97.69%
Other Assets in Excess of Liabilities	2.31%
Net Assets	100.00%

* Non–income producing security.

(a) American Depositary Receipts.

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

RP GROWTH ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Aerospace & Defense—1.1%
Precision Castparts Corp.	369	$47,357
Agriculture—1.2%
Monsanto Co.	838	52,844
Alternative Energy—1.1%
ITC Holdings Corp.	867	48,405
Asset Management—4.3%
BlackRock, Inc.	281	51,704
Blackstone Group LP*	6,129	85,684
T. Rowe Price Group, Inc.	869	49,976
Total Asset Management		187,364
Biotechnology—0.8%
Gilead Sciences, Inc*	832	33,005
Communications Equipment—2.5%
Cisco Systems, Inc.*	3,969	106,846
Computer Storage & Peripherals—2.0%
EMC Corp.*	4,650	88,397
Conglomerates/Networks—4.1%
Discovery Communications, Inc. Class A*	2,896	112,075
Walt Disney Co.	1,812	66,754
Total Conglomerates/Networks		178,829
Consumer Discretionary—7.4%
Coach, Inc.	1,493	62,333
Dollar Tree, Inc.*	1,788	108,567
J. Crew Group, Inc.*	750	34,852
Polo Ralph Lauren Corp.	388	34,881
Target Corp.	1,455	82,746
Total Consumer Discretionary		323,379
Consumer Electronics—3.2%
Apple, Inc.*	539	140,744
Consumer Staples—2.7%
Costco Wholesale Corp.	998	58,962
Lowe's Cos., Inc.	2,154	58,416
Total Consumer Staples		117,378
Corporate Services—4.6%
Ecolab, Inc.	1,837	89,719
Paychex, Inc.	1,339	40,974
Stericycle, Inc.*	1,159	68,265
Total Corporate Services		198,958

Investments	Shares	Value
Credit Card Services—6.0%
American Express Co.	2,219	$102,340
MasterCard, Inc. Class A	339	84,086
Visa, Inc. Class A	815	73,537
Total Credit Card Services		259,963
Data Centers—2.5%
Equinix, Inc.*	1,074	108,098
Diversified Financial—3.5%
Goldman Sachs Group, Inc.	622	90,315
JPMorgan Chase & Co.	1,483	63,146
Total Diversified Financial		153,461
Education Services—1.7%
Strayer Education, Inc.	309	75,124
Energy Services—2.3%
Quanta Services, Inc.*	2,062	41,508
Schlumberger Ltd.	791	56,493
Total Energy Services		98,001
Exchanges—3.3%
CME Group, Inc.	264	86,700
IntercontinentalExchange, Inc.*	499	58,199
Total Exchanges		144,899
Financials Services—0.9%
MSCI, Inc Class A*	1,142	39,570
Gaming/Lodging/Cruise—4.6%
Carnival Corp.	2,239	93,366
Vail Resorts, Inc.*	1,095	49,976
Wynn Resorts Ltd.	659	58,150
Total Gaming/Lodging/Cruise		201,492
Handsets/Devices—2.1%
QUALCOMM, Inc.	2,411	93,402
Health Care Facilities—1.0%
DaVita, Inc.*	680	42,452
Health Care Services—4.0%
Express Scripts, Inc.*	770	77,100
Laboratory Corp. of America Holdings*	733	57,592
Quest Diagnostics, Inc.	719	41,098
Total Health Care Services		175,790
Homebuilder—1.3%
Toll Brothers, Inc.*	2,453	55,364
Internet Media—3.3%
Google, Inc. Class A*	129	67,782
priceline.com, Inc.*	282	73,898
Total Internet Media		141,680

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
Internet Retail—4.5%
Amazon.com Inc*	612	$83,881
eBay, Inc.*	4,621	110,026
Total Internet Retail		193,907
Medical Equipment—2.5%
Edwards Lifesciences Corp.*	548	56,488
Intuitive Surgical, Inc.*	144	51,921
Total Medical Equipment		108,409
Natural Gas—5.2%
Devon Energy Corp.	858	57,769
Southwestern Energy Co.*	1,580	62,695
Ultra Petroleum Corp.*	848	40,509
XTO Energy, Inc.	1,381	65,625
Total Natural Gas		226,598
Pharmaceutical—1.6%
Teva Pharmaceutical Industries Ltd.(a)	1,218	71,533
Restaurants—1.5%
McDonald's Corp.	936	66,072
Retail Brokerage—3.5%
Charles Schwab Corp.	2,891	55,767
TD Ameritrade Holding Corp.*	4,820	96,497
Total Retail Brokerage		152,264
Retail/Restaurants—1.1%
Yum! Brands, Inc	1,087	46,111
Specialty Chemicals—2.4%
Nalco Holding Co.	1,636	40,458
Praxair, Inc.	786	65,843
Total Specialty Chemicals		106,301

Investments	Shares	Value
Transportation—2.9%
CH Robinson Worldwide, Inc.	647	$39,014
Expeditors International of Washington, Inc.	1,067	43,470
United Parcel Service, Inc. Class B	662	45,771
Total Transportation		128,255
Wireless Towers & Infrastructure—3.2%
American Tower Corp. Class A*	1,679	68,520
SBA Communications Corp. Class A*	2,001	70,775
Total Wireless Towers & Infrastructure		139,295
Total Investments (Cost $3,910,463)		4,351,547
Other Assets in Excess of Liabilities—0.1%		2,966
Net Assets—100.0%		$4,354,513

Sector Allocations

Sector	Percentage of Net Assets
Consumer Discretionary	26.70%
Information Technology	20.99%
Financials	17.91%
Health Care	9.90%
Industrials	6.55%
Energy	6.50%
Materials	5.72%
Telecommunication Services	3.20%
Consumer Staples	1.35%
Utilities	1.11%
Total Investments	99.93%
Other Assets in Excess of Liabilities	0.07%
Net Assets	100.00%

* Non–income producing security

(a) American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

RP FOCUSED LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
COMMON STOCKS—95.9%
Agriculture—6.2%
Monsanto Co.	6,823	$430,258
Biotechnology—5.7%
Gilead Sciences, Inc.*	10,106	400,905
Computer Storage & Peripherals—3.4%
EMC Corp.*	12,631	240,115
Construction & Engineering—3.8%
Jacobs Engineering Group, Inc.*	5,480	264,246
Consumer Electronics—8.6%
Apple, Inc.*	2,311	603,448
Consumer Staples—7.4%
PepsiCo, Inc.	5,785	377,298
Whole Foods Market, Inc.*	3,644	142,189
Total Consumer Staples		519,487
Corporate Services—10.7%
Ecolab, Inc.	5,358	261,685
Paychex, Inc.	8,544	261,446
Stericycle, Inc.*	3,863	227,531
Total Corporate Services		750,662
Credit Card Services—4.0%
Visa, Inc. Class A	3,099	279,623
Diversified Financial—4.0%
Goldman Sachs Group, Inc.	1,926	279,655
Handsets/Devices—6.6%
QUALCOMM, Inc.	11,820	457,907
Health Care Services—6.6%
Express Scripts, Inc.*	4,602	460,798
Insurance—4.4%
Berkshire Hathaway, Inc. Class B*	3,963	305,151
Internet Media—5.1%
Google, Inc. Class A*	682	358,350
IT Consulting & Other Services—3.4%
Cognizant Technology Solutions Corp. Class A*	4,633	237,117

Investments	Shares	Value
Managed Care—3.8%
WellPoint, Inc.*	4,665	$267,117
Medical Equipment—4.1%
Varian Medical Systems, Inc.*	5,135	289,511
Technology Hardware—4.0%
Linear Technology Corp.	9,275	278,807
Transportation—4.1%
Expeditors International of Washington, Inc.	7,020	285,995
TOTAL COMMON STOCKS (Cost $6,537,504)		6,709,152
SHORT TERM INVESTMENT—4.3%
Bank Deposit—4.3%
Bank of New York Cash Reserve 0.01%† (Cost $300,647)	300,647	300,647
Total Investments—100.2% (Cost $6,838,151)		7,009,799
Liabilities in Excess of Other Assets—(0.2)%		(17,650)
Net Assets—100.0%		$6,992,149

Sector Allocations

Sector	Percentage of Net Assets
Information Technology	38.86%
Health Care	20.28%
Industrials	11.12%
Materials	9.90%
Financials	8.36%
Consumer Staples	7.43%
Short Term Investment	4.30%
Total Investments	100.25%
Liabilities in Excess of Other Assets	-0.25%
Net Assets	100.00%

* Non–income producing security.

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

RP TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
COMMON STOCKS—94.7%
Alternative Energy—4.5%
ITC Holdings Corp.	1,966	$109,762
Itron, Inc.*	1,186	94,417
Total Alternative Energy		204,179
Application Software—11.4%
Concur Technologies, Inc.*	1,026	43,000
Intuit, Inc.*	1,954	70,657
MICROS Systems, Inc.*	3,105	115,382
NetSuite, Inc.*	3,265	46,004
OpenTable, Inc.*	1,194	46,399
Salesforce.com, Inc.*	587	50,247
Solera Holdings, Inc.	2,404	93,443
SuccessFactors, Inc.*	2,280	47,720
Total Application Software		512,852
Communications Equipment—6.2%
Cisco Systems, Inc.*	5,977	160,901
CommScope, Inc.*	2,349	76,530
Juniper Networks, Inc.*	1,427	40,541
Total Communications Equipment		277,972
Computer Hardware—5.4%
International Business Machines Corp.	862	111,198
NetApp, Inc.*	1,359	47,117
VeriFone Holdings, Inc.*	4,411	83,941
Total Computer Hardware		242,256
Computer Storage & Peripherals—3.5%
EMC Corp.*	8,226	156,376
Conglomerates/Networks—2.5%
Discovery Communications, Inc. Class A*	2,874	111,224
Consumer Electronics—6.6%
Apple, Inc.*	730	190,618
Dolby Laboratories, Inc. Class A*	1,546	106,241
Total Consumer Electronics		296,859
Corporate Services—4.2%
CoStar Group, Inc.*	1,773	77,923
Paychex, Inc.	3,655	111,843
Total Corporate Services		189,766
Credit Card Services—2.6%
MasterCard, Inc. Class A	465	115,339
Data Centers—4.1%
Equinix, Inc.*	1,822	183,384

Investments	Shares	Value
Exchanges—2.0%
CME Group, Inc.	276	$90,641
Financial Services—1.9%
MSCI, Inc. Class A*	2,532	87,734
Handsets/Devices—5.8%
QUALCOMM, Inc.	4,297	166,466
Research In Motion Ltd.*	1,327	94,469
Total Handsets/Devices		260,935
Health Care Services—0.7%
athenahealth, Inc.*	1,076	31,226
Infrastructure Software—2.1%
Ariba, Inc.*	3,286	46,891
Oracle Corp.	1,788	46,202
Total Infrastructure Software		93,093
Internet Media—9.0%
Google, Inc. Class A*	286	150,276
priceline.com, Inc.*	343	89,883
Sapient Corp.*	11,304	115,640
WebMD Health Corp.*	951	46,066
Total Internet Media		401,865
Internet Retail—7.4%
Amazon.com, Inc.*	603	82,647
eBay, Inc.*	5,976	142,289
GSI Commerce, Inc.*	4,081	111,207
Total Internet Retail		336,143
IT Consulting & Other Services—3.1%
Accenture PLC Class A	1,509	65,853
Cognizant Technology Solutions Corp. Class A*	1,455	74,467
Total IT Consulting & Other Services		140,320
Medical Equipment—1.8%
Intuitive Surgical, Inc.*	2,224	80,765
Real Estate—1.5%
Digital Realty Trust, Inc.	1,212	71,145
Retail Brokerage—3.9%
Charles Schwab Corp.	4,998	96,411
TD Ameritrade Holding Corp.*	3,910	78,278
Total Retail Brokerage		174,689
Semiconductors—1.4%
Avago Technologies Ltd.*	2,989	61,334
Technology Hardware/Devices—1.3%
SanDisk Corp.*	1,420	56,644

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
Wireless Towers & Infrastructure—1.8%
American Tower Corp. Class A*	1,986	$81,049
TOTAL COMMON STOCKS (cost $3,861,933)		4,257,790
SHORT-TERM INVESTMENT—5.2%
Bank Deposit—5.2%
Bank of New York Cash Reserve 0.01%† (cost $232,723)	232,723	232,723
Total Investments—99.9% (cost $4,094,656)		4,490,513
Other Assets in Excess of Liabilities—0.1%		3,297
Net Assets—100.0%		$4,493,810

Sector Allocations

Sector	Percentage of Net Assets
Information Technology	70.52%
Financials	9.44%
Consumer Discretionary	6.31%
Health Care	2.49%
Utilities	2.44%
Telecommunication Services	1.81%
Industrials	1.73%
Short Term Investment	5.19%
Total Investments	99.93%
Other Assets in Excess of Liabilities	0.07%
Net Assets	100.00%

* Non-income producing security.

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

RP FINANCIALS ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Shares	Value
COMMON STOCKS—98.7%
Asset Management—15.1%
BlackRock, Inc.	484	$89,056
Blackstone Group LP*	6,761	94,519
Franklin Resources, Inc.	247	28,563
Invesco Ltd.	2,731	62,786
Och-Ziff Capital Management Group Class A	5,079	88,984
T. Rowe Price Group, Inc.	1,092	62,801
Total Asset Management		426,709
Corporate Services—1.3%
Lender Processing Services, Inc.	971	36,655
Credit Card Services—12.8%
Alliance Data Systems Corp.*	1,160	87,070
American Express Co.	2,343	108,013
MasterCard, Inc. Class A	232	80,117
Visa, Inc. Class A	967	87,252
Total Credit Card Services		362,452
Diversified Financials—10.7%
Goldman Sachs Group, Inc.	654	94,961
Jefferies Group, Inc.	1,397	38,026
JPMorgan Chase & Co.	2,214	94,272
Lazard Ltd. Class A	893	34,523
Morgan Stanley	1,395	42,157
Total Diversified Financials		303,939
Exchanges—5.6%
CME Group, Inc.	279	91,626
IntercontinentalExchange, Inc.*	576	67,179
Total Exchanges		158,805
Financial Services—2.2%
MSCI Inc. Class A*	1,828	63,340
Insurance—11.2%
Aflac, Inc.	586	29,863
Arch Capital Group Ltd.*	552	41,720
Berkshire Hathaway, Inc. Class B*	1,153	88,781
Chubb Corp.	899	47,530
Torchmark Corp.	875	46,848
Willis Group Holdings PLC	939	32,349
WR Berkley Corp.	1,052	28,404
Total Insurance		315,495
Local Banks—7.1%
Fifth Third Bancorp.	5,639	84,077
First Horizon National Corp.*	2,903	41,077
Hudson City Bancorp, Inc.	2,864	38,091
People's United Financial, Inc.	2,394	37,179
Total Local Banks		200,424

Investments	Shares	Value
Real Estate—6.6%
Digital Realty Trust, Inc.	1,543	$90,574
Public Storage	656	63,573
Vornado Realty Trust	391	32,598
Total Real Estate		186,745
Regional Banks—10.9%
BB&T Corp.	2,083	69,239
PNC Financial Services Group, Inc.	1,190	79,980
US Bancorp	2,609	69,843
Wells Fargo & Co.	2,740	90,721
Total Regional Banks		309,783
Retail Brokerage—8.5%
Charles Schwab Corp.	4,280	82,561
Stifel Financial Corp.*	1,003	57,502
TD Ameritrade Holding Corp.*	5,068	101,461
Total Retail Brokerage		241,524
Trust Banks—6.7%
Bank of America Corp.	2,158	38,477
Bank of New York Mellon Corp.	845	26,305
Northern Trust Corp.	1,571	86,374
State Street Corp.	879	38,237
Total Trust Banks		189,393
TOTAL COMMON STOCKS (cost $2,524,317)		2,795,264
SHORT TERM INVESTMENT—0.8%
Bank Deposit—0.8%
Bank of New York Cash Reserve 0.01%† (cost $22,718)	22,718	22,718
Total Investments—99.5% (cost $2,547,035)		2,817,982
Other Assets in Excess of Liabilities—0.5%		12,740
Net Assets—100.0%		$2,830,722

Sector Allocations

Sector	Percentage of Net Assets
Financials	88.46%
Information Technology	10.28%
Short Term Investment	0.80%
Total Investments	99.54%
Other Assets in Excess of Liabilities	0.46%
Net Assets	100.00%

* Non-income producing security.

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Principal Amount	Value
MUNICIPAL BONDS—93.4%
Alabama—3.4%
Alabama State Public School & College Authority 5.000%, 12/01/15	$150,000	$171,234
Alaska—8.8%
Alaska Industrial Development & Export Authority Revolving Fund Series A 5.000%, 04/01/19	200,000	221,486
North Slope Borough of Alaska Series A 5.000%, 06/30/17	200,000	224,747
Total Alaska		446,233
California—7.4%
California State Economic Recovery Series A 5.000%, 07/01/22	200,000	211,926
San Diego Public Facilities Financing Authority Sewer Revenue Series A 5.000%, 05/15/24	150,000	161,154
Total California		373,080
Colorado—4.2%
Denver Colorado City & County Airport Revenue System Series A 5.000%, 11/15/23	200,000	209,398
Florida—2.7%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group 5.000%, 08/15/14	125,000	136,273
Illinois—4.0%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A 5.500%, 08/15/24	200,000	201,334
Indiana—8.7%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B 5.000%, 02/15/16	200,000	212,014
IPS Multi-School Building Corp Indiana First MTG 5.250%, 01/15/17	200,000	225,710
Total Indiana		437,724

Investments	Principal Amount	Value
Massachusetts—8.7%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B 4.750%, 09/01/23	$200,000	$215,956
Commonwealth of Massachusetts General Obligation LN Series E 5.375%, 01/01/18	200,000	221,202
Total Massachusetts		437,158
New Jersey—4.5%
New Jersey State Transportation Trust Fund Authority Transportation System Series A 5.250%, 12/15/12	100,000	109,944
New Jersey Transportation Trust Fund Authority Transportation System Series B 5.500%, 12/15/15	100,000	114,654
Total New Jersey		224,598
New York—9.0%
New York City General Obligation Series C 5.000%, 08/01/15	200,000	226,290
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A 5.000%, 03/15/18	200,000	229,933
Total New York		456,223
North Carolina—3.3%
Charlotte, North Carolina Airport Revenue Series B 5.000%, 07/01/16	150,000	166,832
Oklahoma—4.3%
Oklahoma State Municipal Power Authority Supply Systems Revenue Series A 5.000%, 01/01/23	200,000	218,222
Pennsylvania—4.3%
Pennsylvania Higher Educational Facilities Authority Temple University First Series A 5.000%, 04/01/13	200,000	218,868

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2010 (unaudited)

Investments	Principal Amount	Value
Texas—8.6%
Harris County, Texas Series C 5.000%, 08/15/22	$200,000	$219,756
Lower Colorado River Authority Texas Revenue 5.000%, 05/15/22	200,000	214,558
Total Texas		434,314
Utah—3.8%
Alpine, Utah School District Series A 5.000%, 03/15/16	165,000	189,879
Washington—7.7%
Energy Northwest Washington Electricity Revenue Project No. 1 Series A 5.500%, 07/01/14	150,000	173,099
FYI Properties Washington Lease Revenue Washington State District Project 5.000%, 06/01/22	200,000	215,718
Total Washington		388,817
TOTAL MUNICIPAL BONDS (Cost $4,688,768)		4,710,187
U.S. GOVERNMENT OBLIGATIONS—4.1%
United States Treasury Notes 1.000%, 10/31/11	100,000	100,438
4.000%, 11/15/12	100,000	107,023
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $207,258)		207,461

Investments	Shares	Value
SHORT TERM INVESTMENT—1.3%
Bank Deposit—1.3%
The Bank of New York Cash Reserve 0.01%† (Cost $63,709)	63,709	$63,709
Total Investments—98.8% (Cost $4,959,735)		4,981,357
Other Assets in Excess of Liabilities—1.2%		62,480
Net Assets—100.0%		$5,043,837

State Allocations

State	Percentage of Net Assets
New York	9.05%
Alaska	8.85%
Indiana	8.68%
Massachusetts	8.67%
Texas	8.61%
Washington	7.71%
California	7.40%
New Jersey	4.45%
Pennsylvania	4.34%
Oklahoma	4.33%
Colorado	4.15%
Illinois	3.99%
Utah	3.76%
Alabama	3.39%
North Carolina	3.31%
Florida	2.70%
U.S. Government Obligations	4.11%
Short Term Investment	1.26%
Total Investments	98.76%
Other Assets in Excess of Liabilities	1.24%
Net Assets	100.00%

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL CORE TAXABLE BOND ETF
SCHEDULE OF INVESTMENTS
APRIL 30, 2010 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS—34.0%
Federal Home Loan Bank—1.7%
1.000%, 12/28/11	$85,000	$85,127
Federal Home Loan Mortgage Corp.—5.6%
5.000%, 07/15/14	255,000	282,622
Federal National Mortgage Association—7.6%
2.750%, 02/05/14	375,000	384,225
U.S Treasury Notes—15.1%
4.000%, 11/15/12	337,000	360,669
4.625%, 02/15/17	225,000	247,588
6.250%, 08/15/23	130,000	159,027
Total U.S. Treasury Notes		767,284
U.S. Treasury Inflation Indexed Notes—4.0%
2.000%, 01/15/14	59,000	74,187
1.625%, 01/15/18	73,000	79,117
3.875%, 04/15/29	27,000	47,264
Total U.S. Treasury Inflation Indexed Notes		200,568
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $1,709,288)		1,719,826
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS—32.1%
Fannie Mae Pool—7.8%
6.000%, 05/01/21	26,126	28,194
4.500%, 02/01/22	39,480	41,200
5.500%, 09/01/22	36,723	39,291
5.000%, 03/01/24	28,200	29,812
6.500%, 03/01/35	6,447	7,007
4.500%, 06/01/39	68,297	68,960
4.500%, 08/01/39	181,817	183,580
Total Fannie Mae Pool		398,044
Fannie Mae REMICS—2.0%
3.500%, 01/25/24	98,150	99,214
Freddie Mac Gold Pool—11.7%
5.500%, 05/01/35	212,991	225,805
6.500%, 08/01/38	19,564	21,239
6.000%, 10/01/38	140,694	150,784
5.000%, 02/01/40	189,514	196,645
Total Freddie Mac Gold Pool		594,473
Ginnie Mae I Pool—6.4%
6.000%, 12/15/37	29,898	32,125
5.500%, 09/15/39	149,687	159,234
4.500%, 02/15/40	89,756	91,360
5.000%, 02/15/40	39,904	41,710
Total Ginnie Mae I Pool		324,429

Investments	Principal Amount	Value
Government National Mortgage Association—4.1%
4.549%, 06/16/28	$50,000	$52,671
4.298%, 03/16/32	50,000	52,454
5.775%, 06/16/32	50,000	55,588
4.500%, 06/16/34	46,551	49,407
Total Government National Mortgage Association		210,120
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,621,764)		1,626,280
CORPORATE BONDS—23.9%
Basic Materials—0.7%
Dow Chemical Co. 8.550%, 05/15/19	30,000	36,718
Communications—3.2%
AT&T, Inc. 5.800%, 02/15/19	40,000	43,624
Cisco Systems, Inc. 4.450%, 01/15/20	30,000	30,435
Comcast Corp. 5.150%, 03/01/20	20,000	20,454
Telecom Italia Capital SA 6.175%, 6/18/14	30,000	32,258
Verizon Communications, Inc. 6.350%, 04/01/19	30,000	33,762
Total Communications		160,533
Consumer, Cyclical—1.9%
AutoZone, Inc. 5.750%, 01/15/15	30,000	32,809
CVS Caremark Corp. 6.600%, 03/15/19	30,000	34,289
Speedway Motorsports, Inc. 8.750%, 06/01/16	25,000	26,875
Total Consumer, Cyclical		93,973
Consumer, Non-cyclical—1.6%
Abbott Laboratories 5.600%, 11/30/17	30,000	33,787
Boston Scientific Corp. 6.250%, 11/15/15	30,000	31,294
CIGNA Corp. 8.500%, 05/01/19	15,000	18,476
Total Consumer, Non-cyclical		83,557
Energy—0.6%
Petrobras International Finance Co. 5.875%, 03/01/18	30,000	32,047

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
APRIL 30, 2010 (unaudited)

Investments	Principal Amount	Value
Financials—9.1%
ACE INA Holdings, Inc. 5.700%, 02/15/17	$30,000	$32,514
Caterpillar Financial Services Corp. 5.450%, 04/15/18	30,000	32,189
Citigroup, Inc. 6.125%, 11/21/17	50,000	52,031
Credit Suisse AG 5.400%, 01/14/20	30,000	30,600
Discover Financial Services 6.450%, 06/12/17	25,000	25,430
General Electric Capital Corp. 5.500%, 01/08/20	60,000	62,637
JPMorgan Chase & Co. 5.150%, 10/01/15	40,000	42,786
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	50,000	52,564
MetLife, Inc. 6.400%, 12/15/36	40,000	38,000
Morgan Stanley 4.750%, 04/01/14	60,000	61,265
Willis North America, Inc. 7.000%, 09/29/19	30,000	31,830
Total Financials		461,846
Industrial—3.3%
Ball Corp. 7.125%, 09/01/16	30,000	32,025
Burlington Northern Santa Fe Corp. 5.650%, 05/01/17	30,000	32,712
CSX Corp. 7.375%, 02/01/19	30,000	35,967
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	31,950
Waste Management, Inc. 6.375%, 03/11/15	30,000	34,023
Total Industrial		166,677
Technology—0.7%
Oracle Corp. 5.750%, 04/15/18	30,000	33,577
Utilities—2.7%
Exelon Corp. 4.900%, 06/15/15	30,000	31,710
MidAmerican Energy Holdings Co. 5.750%, 04/01/18	39,000	42,384
Sierra Pacific Power Co. 6.000%, 05/15/16	30,000	33,158
Southern Power Co. 4.875%, 07/15/15	30,000	32,288
Total Utilities		139,540
TOTAL CORPORATE BONDS (Cost $1,186,278)		1,208,468
MUNICIPAL BONDS—1.6%
Bowling Green State University Ohio General Receipts 5.080%, 06/01/18	20,000	20,210

Investments	Principal Amount	Value
Chicago Metropolitan Water Reclamation District 5.720%, 12/01/38	$60,000	$62,688
TOTAL MUNICIPAL BONDS (Cost $81,561)		82,898
ASSET BACKED SECURITIES—3.0%
CarMax Auto Owner Trust 4.790%, 02/15/13	50,000	52,330
Honda Auto Receivables Owner Trust 1.980%, 10/24/13	25,000	25,139
Mercedes-Benz Auto Receivables Trust 2.140%, 08/15/16	25,000	25,046
Small Business Administration Participation Certificates 3.920%, 10/01/29	48,367	49,094
TOTAL ASSET BACKED SECURITIES (Cost $150,174)		151,609
	Shares
DEBT TRADED FUNDS—3.0%
iShares iBoxx $ High Yield Corporate Bond Fund	850	75,990
SPDR Barclays Capital High Yield Bond ETF	1,920	77,165
TOTAL DEBT TRADED FUNDS (Cost $148,368)		153,155
SHORT TERM INVESTMENT—1.5%
Bank Deposit—1.2%
Bank of New York Cash Reserve 0.01%† (Cost $74,591)	74,591	74,591
Total Investments—99.1% (Cost $4,972,024)		5,016,827
Other Assets in Excess of Liabilities—0.9%		44,724
Net Assets—100.0%		$5,061,551

Sercurity Allocations

Security Type	Percentage of Net Assets
U.S. Governmnet Obligations	33.98%
U.S. Government Agency Mortgage Backed Obligations	32.13%
Corporate Bonds	23.88%
Debt Traded Funds	3.03%
Asset Backed Securities	2.99%
Municipal Bonds	1.64%
Short Term Investment	1.47%
Total Investments	99.12%
Other Assets in Excess of Liabilities	0.88%
Net Assets	100.00%

† Represents average annualized seven-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2010 (unaudited)

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF
ASSETS:
Investments, at cost:	$2,767,822	$3,910,463	$6,838,151	$4,094,656
Investments at value	3,285,287	4,351,547	7,009,799	4,490,513
Cash	—	—	—	—
Receivables:
Capital shares sold	5,095,774	1,455,159	1,425,264	—
Due from manager	256,912	93,121	94,099	94,820
Investment in securities sold	31,917	43,826	—	—
Dividends and interest receivable	2,908	1,356	2,129	1,625
Deferred offering costs	—	9,995	9,995	9,995
Prepaid pricing	—	—	—	—
Total Assets	8,672,798	5,955,004	8,541,286	4,596,953
LIABILITIES:
Payables:
Capital shares redeemed	5,095,774	1,455,159	—	—
Investment securities purchased	28,362	44,508	1,453,929	9,047
Compliance fees	24,783	14,895	14,895	14,895
Trustee fees	7,418	5,518	5,528	5,497
Advisory fees	4,608	5,088	4,587	3,540
Due to Custodian	—	5,080	—	—
Other accrued expenses	148,785	70,243	70,198	70,164
Total Liabilities	5,309,730	1,600,491	1,549,137	103,143
NET ASSETS	$3,363,068	$4,354,513	$6,992,149	$4,493,810
NET ASSETS CONSIST OF:
Paid-in capital	$2,773,675	$3,895,662	$6,763,584	$4,030,909
Accumulated net investment loss	(28,415)	(5,410)	(4,425)	(3,220)
Undistributed net realized gain on investments	100,343	23,177	61,342	70,264
Net unrealized appreciation on investments	517,465	441,084	171,648	395,857
NET ASSETS	$3,363,068	$4,354,513	$6,992,149	$4,493,810
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	100,022	150,010	250,010	150,010
Net asset value, per share	$33.62	$29.03	$27.97	$29.96

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)
APRIL 30, 2010 (unaudited)

	RP Financials ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
ASSETS:
Investments, at cost:	$2,547,035	$4,959,735	$4,972,024
Investments at value	2,817,982	4,981,357	5,016,827
Cash	—	1,028	1,425
Receivables:
Capital shares sold	—	—	—
Due from manager	96,445	46,064	46,067
Investment in securities sold	—	—	—
Dividends and interest receivable	1,301	62,930	44,760
Deferred offering costs	10,985	—	—
Prepaid pricing	—	2,832	2,832
Total Assets	2,926,713	5,094,211	5,111,911
LIABILITIES:
Payables:
Capital shares redeemed	—	—	—
Investment securities purchased	—	—	—
Compliance fees	14,894	8,543	8,543
Trustee fees	5,520	3,541	3,542
Advisory fees	3,312	3,810	3,795
Due to Custodian	—	—	—
Other accrued expenses	72,265	34,480	34,480
Total Liabilities	95,991	50,374	50,360
NET ASSETS	$2,830,722	$5,043,837	$5,061,551
NET ASSETS CONSIST OF:
Paid-in capital	$2,527,370	$5,000,500	$5,000,500
Undistributed net investment income	4,990	17,131	19,974
Undistributed (accumulated) net realized gain (loss) on investments	27,415	4,584	(3,726)
Net unrealized appreciation on investments	270,947	21,622	44,803
NET ASSETS	$2,830,722	$5,043,837	$5,061,551
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	100,010	100,010	100,010
Net asset value, per share	$28.30	$50.43	$50.61

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2010 (unaudited)

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF
INVESTMENT INCOME:
Dividends and interest income*	$33,793	$13,991	$11,455	$9,190
EXPENSES:
Organizational and offering fees	44,374	11,747	11,747	11,747
Professional fees	24,224	20,077	20,050	20,044
Compliance fees	13,615	12,777	12,778	12,777
Trustees fees	8,363	5,132	5,148	5,114
Advisory fees	7,907	8,846	7,999	6,972
Shareholder reporting fees	4,984	4,618	4,603	4,611
Administration fees	4,713	4,668	4,668	4,668
Exchange listing fees	3,966	3,995	3,995	3,995
Custody fees	3,856	3,807	3,783	3,773
Insurance fees	2,270	2,310	2,316	2,304
Transfer agent fees	753	746	746	746
Prepaid pricing fees	—	—	—	—
Miscellaneous fees	50	50	50	50
Total Expenses	119,075	78,773	77,883	76,801
Less expense waivers/reimbursements	(106,582)	(63,028)	(63,645)	(64,391)
Net Expenses	12,493	15,745	14,238	12,410
Net Investment Income (Loss)	21,300	(1,754)	(2,783)	(3,220)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	$38,259	$(39,616)	$4,465	$10,754
Net realized gain on in-kind redemptions	62,252	62,793	56,877	66,968
Total realized gain	100,511	23,177	61,342	77,722
Change in net unrealized appreciation on investments	374,029	437,207	172,249	376,221
Net realized and unrealized gain on investments	474,540	460,384	233,591	453,943
Net increase in net assets resulting from operations	$495,840	$458,630	$230,808	$450,723
* Net of foreign taxes withheld of:	$132	$29	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (continued)
FOR THE PERIOD ENDED APRIL 30, 2010 (unaudited)

	RP Financials ETF	Grail McDonnell Intermediate Municipal Bond ETF**	Grail McDonnell Core Taxable Bond ETF**
INVESTMENT INCOME:
Dividends and interest income	$20,503	$39,185	$46,628
EXPENSES:
Organizational and offering fees	12,911	6,277	6,277
Professional fees	19,942	14,612	14,612
Compliance fees	12,776	8,543	8,542
Trustees fees	4,571	3,541	3,542
Advisory fees	6,607	3,810	3,795
Shareholder reporting fees	5,112	2,254	2,254
Administration fees	4,668	3,104	3,104
Exchange listing fees	3,995	4,082	4,082
Custody fees	3,770	3,255	3,255
Insurance fees	2,303	400	400
Transfer agent fees	746	496	496
Prepaid pricing fees	—	135	135
Miscellaneous fees	50	—	—
Total Expenses	77,451	50,509	50,494
Less expense waivers/reimbursements	(65,691)	(46,064)	(46,067)
Net Expenses	11,760	4,445	4,427
Net Investment Income	8,743	34,740	42,201
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	$(35,114)	$4,584	$(3,726)
Net realized gain on in-kind redemptions	62,529	—	—
Total realized gain (loss)	27,415	4,584	(3,726)
Change in net unrealized appreciation on investments	270,518	21,622	44,803
Net realized and unrealized gain on investments	297,933	26,206	41,077
Net increase in net assets resulting from operations	$306,676	$60,946	$83,278

** Commencement of operations was January 29, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Grail American Beacon Large Cap Value ETF		RP Growth ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period May 1, 2009* Through October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009* Through October 31, 2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,300	$25,887	$(1,754)	$(216)
Net realized gain on investments	100,511	471,942	23,177	8,664
Net change in unrealized appreciation on investments	374,029	143,436	437,207	3,877
Net increase in net assets resulting from operations	495,840	641,265	458,630	12,325
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(93,890)	—	(5,692)	—
Net realized gains	(72,720)	—	(8,664)	—
Total distributions	(166,610)	—	(14,356)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	96,063,356	94,010,886	18,096,688	6,386,757
Cost of shares redeemed	(96,063,356)	(91,717,313)	(16,699,024)	(3,886,757)
Net increase in net assets resulting from shareholder transactions	—	2,293,573	1,397,664	2,500,000
Increase in net assets	329,230	2,934,838	1,841,938	2,512,325
NET ASSETS:
Beginning of period	3,033,838	99,000	2,512,575	250
End of period	$3,363,068	$3,033,838	$4,354,513	$2,512,575
Including undistributed net investment income (loss) as follows:	$(28,415)	$44,175	$(5,410)	$2,036
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,022	3,960	100,010	10
Shares sold	3,000,000	3,250,000	650,000	250,000
Shares redeemed	(3,000,000)	(3,153,938)	(600,000)	(150,000)
Shares outstanding, end of period	100,022	100,022	150,010	100,010

* Commencement of operations .

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	RP Focused Large Cap Growth ETF		RP Technology ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009* Through October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009* Through October 31, 2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(2,783)	$(159)	$(3,220)	$1,072
Net realized gain (loss) on investments	61,342	9,647	77,722	(7,458)
Net change in unrealized appreciation (depreciation) on investments	172,249	(601)	376,221	19,636
Net increase in net assets resulting from operations	230,808	8,887	450,723	13,250
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(3,735)	—	(3,324)	—
Net realized gains	(9,647)	—	—	—
Total distributions	(13,382)	—	(3,324)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,139,974	2,500,000	8,621,548	2,500,000
Cost of shares redeemed	(2,874,388)	—	(7,088,637)	—
Net increase in net assets resulting from shareholder transactions	4,265,586	2,500,000	1,532,911	2,500,000
Increase in net assets	4,483,012	2,508,887	1,980,310	2,513,250
NET ASSETS:
Beginning of period	2,509,137	250	2,513,500	250
End of period	$6,992,149	$2,509,137	$4,493,810	$2,513,500
Including undistributed net investment income (loss) as follows:	$(4,425)	$2,093	$(3,220)	$3,324
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,010	10	100,010	10
Shares sold	250,000	100,000	300,000	100,000
Shares redeemed	(100,000)	—	(250,000)	—
Shares outstanding, end of period	250,010	100,010	150,010	100,010

* Commencement of operations .

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	RP Financials ETF		Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009* Through October 31, 2009	For the Period January 29, 2010* Through April 30, 2010 (unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,743	$(1,076)	$34,740	$42,201
Net realized gain (loss) on investments	27,415	764	4,584	(3,726)
Net change in unrealized appreciation on investments	270,518	429	21,622	44,803
Net increase in net assets resulting from operations	306,676	117	60,946	83,278
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(5,122)	—	(22,609)	(27,227)
Net realized gains	(764)	—	—	—
Total distributions	(5,886)	—	(22,609)	(27,227)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,349,926	3,828,767	5,005,500	5,005,500
Cost of shares redeemed	(5,320,361)	(1,328,767)	—	—
Net increase in net assets resulting from shareholder transactions	29,565	2,500,000	5,005,500	5,005,500
Increase in net assets	330,355	2,500,117	5,043,837	5,061,551
NET ASSETS:
Beginning of period	2,500,367	250	—	—
End of period	$2,830,722	$2,500,367	$5,043,837	$5,061,551
Including undistributed net investment income as follows:	$4,990	$1,369	$17,131	$19,974
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,010	10	—	—
Shares sold	200,000	150,000	100,010	100,010
Shares redeemed	(200,000)	(50,000)	—	—
Shares outstanding, end of period	100,010	100,010	100,010	100,010

* Commencement of operations .

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
APRIL 30, 2010

	Grail American Beacon Large Cap Value ETF		RP Growth ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period May 1, 2009[1] Through October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.33	$25.00	$25.12	$25.00
Net investment income (loss)[2]	0.21	0.22	(0.01)	—[3]
Net realized and unrealized gain on investments	4.75	5.11	4.07	0.12
Total gain from investment operations	4.96	5.33	4.06	0.12
Less Distributions from:
Net investment income	(0.94)	—	(0.06)	—
Net realized gains	(0.73)	—	(0.09)	—
Total distributions to shareholders	(1.67)	—	(0.15)	—
Net asset value, end of period	$33.62	$30.33	$29.03	$25.12
Total Return at NAV[4]	16.82%	21.32%	16.16%	0.48%
Total Return at Market[4]	17.11%	21.12%	16.08%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,363	$3,034	$4,355	$2,513
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.79%	0.79%	0.89%	0.89%
Expenses, prior to expense waivers[5]	7.53%	12.10%	4.45%	17.21%
Net investment income (loss), net of waivers[5]	1.35%	1.62%	(0.10)%	(0.10)%
Portfolio turnover rate[6]	5.85%	18.41%	13.71%	10.93%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Less than $0.005 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)
APRIL 30, 2010

	RP Focused Large Cap Growth ETF		RP Technology ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009[1] Through October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.09	$25.00	$25.13	$25.00
Net investment income (loss)[2]	(0.02)	—[3]	(0.03)	0.01
Net realized and unrealized gain on investments	3.04	0.09	4.89	0.12
Total gain from investment operations	3.02	0.09	4.86	0.13
Less Distributions from:
Net investment income	(0.04)	—	(0.03)	—
Net realized gains	(0.10)	—	—	—
Total distributions to shareholders	(0.14)	—	(0.03)	—
Net asset value, end of period	$27.97	$25.09	$29.96	$25.13
Total Return at NAV[4]	12.03%	0.36%	19.36%	0.52%
Total Return at Market[4]	11.80%	0.64%	19.29%	0.68%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$6,992	$2,509	$4,494	$2,514
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.89%	0.89%	0.89%	0.89%
Expenses, prior to expense waivers[5]	4.87%	17.36%	5.51%	17.32%
Net investment income (loss), net of waivers[5]	(0.17)%	(0.08)%	(0.23)%	0.50%
Portfolio turnover rate[6]	13.59%	5.67%	16.27%	6.88%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Less than $0.005 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)
APRIL 30, 2010

	RP Financials ETF		Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
	For the Six Months Ended April 30, 2010 (unaudited)	For the Period October 2, 2009[1] Through October 31, 2009	For the Period January 29, 2010[1] Through April 30, 2010 (unuadited)
Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$25.00	$50.00	$50.00
Net investment income (loss)[2]	0.09	(0.01)	0.39	0.47
Net realized and unrealized gain on investments	3.27	0.01	0.27	0.41
Total gain from investment operations	3.36	—	0.66	0.88
Less Distributions from:
Net investment income	(0.05)	—	(0.23)	(0.27)
Net realized gains	(0.01)	—	—	—
Total distributions to shareholders	(0.06)	—	(0.23)	(0.27)
Net asset value, end of period	$28.30	$25.00	$50.43	$50.61
Total Return at NAV[4]	13.45%	0.00%	1.31%	1.77%
Total Return at Market[4]	13.45%	0.04%	0.98%	1.41%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,831	$2,500	$5,044	$5,062
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.89%	0.89%	0.35%	0.35%
Expenses, prior to expense waivers[5]	5.86%	17.35%	3.93%	3.95%
Net investment income (loss), net of waivers[5]	0.66%	(0.50)%	2.71%	3.30%
Portfolio turnover rate[6]	17.65%	1.48%	14.22%	27.93%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Less than $0.005 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010 (unaudited)

1. ORGANIZATION

Grail Advisors ETF Trust (the "Trust") was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of seven offered series (collectively, the "Funds" or "ETFs" and each individually, a "Fund" or an "ETF"): the Grail American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Operations commenced on May 1, 2009 for the Grail American Beacon Large Cap Value ETF; October 2, 2009 for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF; and January 28, 2010 for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.

The Grail American Beacon Large Cap Value ETF seeks long-term capital appreciation by investing at least 80% of the ETF's net assets (plus the amount of any borrowings for investment purposes) in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts ("ADRs"), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RP, the Fund's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies of any market capitalization and in any industry. The Fund expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as ADRs.

RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc. ("Wedgewood"), the ETF's sub-adviser, believes have above-average growth prospects. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

companies. The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as ADRs.

RP Technology ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that develop, produce or distribute technology-related products and services. The fund will invest in companies both within and outside the technology sector (the technology sector is narrower than what RP, as the Fund's sub-adviser, considers to be technology-related businesses) and the Fund will invest in companies whose value, in RP's view, derive from embracing technological innovation. These companies are not limited to the technology industry, may include companies in sectors such as industrial and business machines; communications; computer hardware and software; computer services and peripheral products; electronics; electronic media; internet; television and video equipment and services; satellite technology and equipment; and semiconductors.

RP Financials ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of financial services companies. The Fund considers financial services companies to be those companies that participate in any aspect of the financial services industry, including, but not limited to, banking, lending, brokerage, exchanges, insurance, and money management, as well as real estate investment trusts ("REITs").

The Grail McDonnell Intermediate Municipal Bond ETF seeks a high level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF typically invests in municipal securities and invests under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes.

The Grail McDonnell Core Taxable Bond ETF seeks a high level of current income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board"). The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of the securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Distributions to Shareholders

Each Fund pays out dividends from its net investment income to shareholders annually. Each Fund distributes its net capital gains, if any, annually. Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells portfolio securities. Net long-term capital gains are distributed to shareholders as "capital gains distributions."

Indemnification

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund's property for all loss and expense of a Fund's shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust's obligations and this risk should be considered remote.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

Grail Advisors, LLC (the "Manager") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Manager receives a management fee based on a percentage of average daily net assets of each Fund. Out of the management fee, the Manager pays all fees and expenses of the Sub-Advisers. Each Fund is responsible for the payment of all other expenses associated with the operations, including, but not limited to: brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, each Fund pays the Manager an annualized fee of 0.50% for the Grail American Beacon Large Cap Value ETF; 0.65% for each of the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF; and 0.30% for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, based upon each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the Grail American Beacon Large Cap Value ETF from exceeding 0.79% ("Expense Cap"), based upon the Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least February 28, 2011.

The Trust, the Manager and RiverPark Advisors, LLC ("RP"), the sub-adviser for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, and RP Financials ETF, have entered into a written fee waiver and expense reimbursement agreement pursuant to which RP has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, and RP Financials ETF from exceeding 0.89% ("Expense Cap"), based upon each Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least February 28, 2011.

The Trust, the Manager and McDonnell Investment Management, LLC ("McDonnell") the sub-adviser for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF from exceeding 0.35% ("Expense Cap"), based upon each Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least January 31, 2011.

The Manager may recoup fees waived or expenses reimbursed at any time within three years from the date such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

For the period ended April 30, 2010 and the period ended October 31, 2009, the Manager waived the following fees and/or reimbursed the following expenses, the recovery of which will expire in the corresponding fiscal years:

	Fiscal Year
Fund	2012		2013
Grail American Beacon Large Cap Value ETF	$218,036	*	$106,582
RP Growth ETF	34,921		63,028
RP Focused Large Cap Growth ETF	34,926		63,645
RP Technology ETF	34,924		64,391
RP Financials ETF	35,115		65,691
Grail McDonnell Intermediate Municipal Bond ETF	—		46,064
Grail McDonnell Core Taxable Bond ETF	—		46,067

* Includes $37,500 of expenses waived prior to fund inception.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

American Beacon Advisors, Inc. ("ABA") acts as primary sub-adviser of the Grail American Beacon Large Cap Value ETF. ABA provides or oversees the provision of portfolio management services to the Fund. ABA develops the investment programs for the Fund, evaluates investment sub-advisers (subject to requisite approvals), recommends to the Manager allocations of assets among investment sub-advisers, monitors the investment sub-advisers' investment programs and results, invests the portion of ETF assets that the investment sub-advisers determine should be allocated to high quality short-term debt obligations, and to the extent that a Fund engages in securities lending, oversees the Fund's securities lending activities and actions taken by the securities lending agent. Pursuant to a Primary Investment Sub-Advisory Agreement between the Manager and ABA, ABA receives fees from the Manager to provide the services described above. These fees are paid by the Manager out of the advisory fees it receives from the Fund; they are not separately paid by the Fund.

The Grail American Beacon Large Cap Value ETF's assets are allocated among three investment sub-advisers: Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Metropolitan West Capital Management, LLC. With respect to any assets allocated to it, each investment sub-adviser has discretion to purchase and sell securities in accordance with the Fund's objectives, policies, restrictions and more specific policies provided by the Manager or ABA. Pursuant to an Investment Sub-Advisory Agreement among the Manager, ABA and the investment sub-adviser, an investment sub-adviser receives fees from ABA to provide day-to-day investment advisory services to the Fund. These fees are paid out of the advisory fees the Manager receives from the Fund; they are not separately paid by the Fund.

RP acts as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF, RP Technology ETF and RP Financials ETF. Wedgewood serves as sub-adviser of the RP Focused Large Cap Growth ETF. Pursuant to Sub-Advisory Agreements between the Manager and RP (with respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF) and among the Manager, RP and Wedgewood (with respect to the RP Focused Large Cap Growth ETF) the Sub-Advisers will be responsible for the day-to-day management of their respective Funds, subject to the supervision of the Manager and the oversight of the Board. In this regard, the Sub-Advisers will be responsible for implementing the investment strategy for each Fund. The Sub-Advisers may waive all or a portion of their respective fees.

McDonnell acts as sub-adviser of the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Pursuant to Sub-Advisory Agreements between the Manager and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of their respective Funds, subject to the supervision of the Manager and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

between the Manager and Sub-Adviser from time to time. The Sub-Adviser may waive all or a portion of their respective fees.

The Bank of New York Mellon Corp. serves as the Administrator, Custodian and Fund Accounting and Transfer Agent for each Fund.

4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation Units." A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to each creation or redemption transaction.

5. FAIR VALUE MEASUREMENT

Fair Value Measurement establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1—Quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments at April 30, 2010:

Valuation Inputs	Grail American Beacon Large Cap Value ETF
Level 1—Quoted Prices
Common Stocks*	$3,236,820
Bank Deposits	48,467
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$3,285,287

Valuation Inputs	RP Growth ETF	RP Focused Large Cap Growth ETF	RPRP Technology ETF	Financials ETF
Level 1—Quoted Prices
Common Stocks*	$4,351,547	$6,709,152	$4,257,790	$2,795,264
Bank Deposits	—	300,647	232,723	22,718
Level 2—Other Significant Observable Inputs	—	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—
Total	$4,351,547	$7,009,799	$4,490,513	$2,817,982

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
U.S. Government Agency Mortgage-Backed Obligations	$—	$—	$—	$—	$1,626,280	$1,626,280
Corporate Bonds*	—	—	—	—	1,208,468	1,208,468
U.S. Government Obligations	—	207,461	207,461	—	1,719,826	1,719,826
Asset-Backed Securities	—	—	—	—	151,609	151,609
Debt Traded Funds	—	—	—	153,155	—	153,155
Municipal Bonds**	—	4,710,187	4,710,187	—	82,898	82,898
Bank Deposits	63,709	—	63,709	74,591	—	74,591
Total	$63,709	$4,917,648	$4,981,357	$227,746	$4,789,081	$5,016,827

* Please refer to the schedule of investments to view securities segregated by industry type.

** Please refer to the schedule of investments to view securities segregated by state.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

The Funds did not hold any Level 2 or Level 3 securities during the period reported.

6. INVESTMENT TRANSACTIONS

During the period ended April 30, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$179,362	$361,775
RP Growth ETF	506,366	473,268
RP Focused Large Cap Growth ETF	641,989	453,109
RP Technology ETF	470,450	451,673
RP Financials ETF	521,427	455,973
Grail McDonnell Intermediate Municipal Bond ETF	5,607,709	701,630
Grail McDonnell Core Taxable Bond ETF	6,295,292	1,386,147

For the period ended April 30, 2010, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$279,230	$278,400
RP Growth ETF	1,924,673	543,324
RP Focused Large Cap Growth ETF	4,224,829	213,689
RP Technology ETF	1,804,054	357,166
RP Financials ETF	1,418,868	1,391,282
Grail McDonnell Intermediate Municipal Bond ETF	—	—
Grail McDonnell Core Taxable Bond ETF	—	—

7. FEDERAL INCOME TAX

Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to shareholders.

At April 30, 2010, the cost of investments and aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Grail American Beacon Large Cap Value ETF	$2,767,822	$545,447	$(27,982)	$517,465
RP Growth ETF	3,910,463	511,428	(70,344)	441,084
RP Focused Large Cap Growth ETF	6,838,151	358,735	(187,087)	171,648
RP Technology ETF	4,094,656	424,748	(28,891)	395,857
RP Financials ETF	2,547,035	308,770	(37,823)	270,947
Grail McDonnell Intermediate Municipal Bond ETF	4,959,735	27,009	(5,387)	21,622
Grail McDonnell Core Taxable Bond ETF	4,972,024	47,232	(2,429)	44,803

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

At October 31, 2009, the RP Technology ETF had net capital loss carryforward for federal income tax purposes of $7,458, which is available for offset against future taxable net capital gains, expiring in 2017. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of this fund until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforwards before it expires.

8. RISK

Foreign Investing Risk—Foreign investing, including investments in ADRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company's financial condition.

Industry Concentration Risk—Certain Funds may focus their investments in a particular industry or group of industries. Securities of companies in the same industry or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The ETF's investments in multiple companies in a particular industry increase the ETF's exposure to risks of the particular industry and may increase the ETF's volatility.

Non-Diversification Risk—Certain Funds are non-diversified, which means that they may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (unaudited)

Recent Market Events Risk—Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on an ETF.

9. SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENTS (unaudited)

The Board ("Board") of Trustees of Grail Advisors ETF Trust (the "Trust"), including those Trustees who are neither "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust ("Independent Trustees") nor parties to the Agreements (as defined below) or interested persons of such parties, unanimously approved the Investment Management Agreement with Grail Advisors, LLC ("Grail" or the "Manager") (the "Management Agreement") and the Investment Sub-Advisory Agreement with McDonnell Investment Management, LLC ("Sub-Adviser) (Sub-Advisory Agreement," and together with the Management Agreement, the "Agreements") as shown in the table below.

Fund	Agreements Approved by the Trust's Board of Trustees with respect to a Fund
Grail McDonnell Core Taxable Bond ETF ("Taxable Bond ETF")	Management Agreement with Grail

Sub-Advisory Agreement between Grail and Sub-Adviser

Grail McDonnell Intermediate Municipal Bond ETF ("Municipal Bond ETF")	Management Agreement with Grail

Sub-Advisory Agreement between Grail and Sub-Adviser

With respect to each of the Taxable Bond ETF and the Municipal Bond ETF (the "Funds"), the Board considered the approval of the Agreements at a meeting on October 14, 2009. In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Fund. The Board further considered factors it deemed relevant with respect to each Fund, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Fund by the Manager and the Sub-Adviser; (2) the personnel and operations of the Manager and the Sub-Adviser; (3) the financial condition of the Manager and the Sub-Adviser; (4) where available, the performance of a similar investment strategy managed by the Sub-Adviser; (5) the level and method of computing the Fund's proposed management and subadvisory fees and expense ratios; (6) the costs of the services to be provided and anticipated profits to be realized by the Manager and, where available, the Sub-adviser from its relationship with the Fund; (7) the anticipated effect of growth and size on the Fund's expenses; and (8) any "fall out" benefits to be realized by the Manager, the Sub-Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Sub-Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor. At the time that the Board considered the Agreements with respect to each Fund, it noted that the Fund had not yet commenced operations and accordingly, primarily reviewed the services to be provided under the relevant Agreements, the proposed fee rates and overall anticipated Fund expenses.

In connection with its deliberations, the Board, among other things, received information in advance of and during the meeting from the Manager and Sub-Adviser regarding the factors set forth above, and interviewed representatives of the Manager and Sub-Adviser during the meeting to discuss the Agreements. The Trustees also received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees met in executive session during the meeting to review and discuss the information provided.

While the Agreements for the Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving the relevant Agreements with respect to each Fund, the Board, including the Independent Trustees, determined that the proposed management and subadvisory fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some of the primary factors relevant to the Board's decision.

Nature, Quality and Extent of Services.  The Board reviewed the nature, quality and extent of the overall services to be provided by the Manager and the Sub-Advisers to the Fund. In this connection, the Board considered the responsibilities of the Manager and Sub-Adviser to each Fund. With respect to the Manager, the Board considered that the Manager had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Manager would be responsible for monitoring the Sub-Adviser's compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services to be provided by the Manager in the oversight of the Trust's business and operations, including oversight of the administrator, transfer agent and custodian as well as the financial stability of the Manager.

With respect to the Sub-Adviser, the Board considered that it would be responsible for making investment decisions on behalf of the relevant Fund and performing certain limited administrative functions. The Board also considered the Sub-Adviser's experience in serving as an investment adviser for other accounts, including those similar to the relevant Fund, as well as the Sub-Adviser's operational capabilities and financial condition. In addition, the Board reviewed information regarding each Sub-Adviser's investment process, the background of the personnel of each Sub-Adviser who would provide services to the relevant Fund, including the portfolio managers, and the general method of compensation for the portfolio managers.

Based on their review and other considerations, the Board determined, in the exercise of its business judgment, that it was satisfied with the nature and quality of the services to be provided under the Agreements.

Performance.  The Board noted that, as each Fund had not yet commenced investment operations at the time of the meeting, it had no investment performance. The Board also noted that the Manager had recently commenced operations and that its sole business was to provide services to the Trust. With respect to the Taxable Bond ETF, the

Board considered the investment performance achieved by separately managed accounts managed by the Sub-Adviser pursuant to a substantially similar investment strategy as the ETF would follow and for which the Sub-Adviser provides substantially similar investment services. In this connection, the Board noted the favorable performance of the accounts as compared to a relevant benchmark. With respect to the Municipal Bond ETF, the Board similarly considered the performance of the Sub-Adviser in managing an investment strategy substantially similar to that to be employed on behalf of the Fund. In this connection, the Board noted the generally favorable performance of the strategy as compared to an applicable benchmark. Based on its review, the Board determined, in its business judgment, that engaging the Manager and Sub-Adviser could benefit each Fund and its shareholders.

Comparative Fees and Expenses.  In considering the proposed management and subadvisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Manager and Sub-Adviser, respectively. With respect to the proposed management fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ration versus the fees and expenses charged to mutual funds with comparable strategies as well as other index-based and actively managed exchange-traded funds ("ETFs"). The Board noted that the Manager did not manage any comparable funds and that the Funds were among the first of their kind—actively-managed ETFs using traditional active management strategies—and thus, it was difficult to compare a Fund's proposed management fee and estimated expenses with the fees and expenses of mutual funds and other ETFs. The Board noted the Manager's representation, however, that the proposed management fees and expenses were generally higher than those of index-based ETFs, but generally lower than those of mutual funds with comparable strategies. In addition, with respect to each Fund, the Board observed that the proposed management fee was lower than, and the estimated expense ratio was comparable to, the management fees and expense ratios of other actively managed ETFs with different investment strategies.

The Board reviewed the method of computing the proposed management and subadvisory fees and noted that the Manager, not the Funds, would be responsible for paying the subadvisory fees to the Sub-Adviser. With respect to the Subadvisory Agreement, the Board also reviewed the advisory fees charged by Sub-adviser to provide advisory services for other investment vehicles. The Board also considered each Fund's anticipated expense ratio and noted that the Manager had agreed to waive all or a portion of its management fee and make payments so that each Fund's expense ratio (excluding certain enumerated expenses) did not exceed a certain level. Based on these and other considerations, the Board, in the exercise of its business judgment, determined that the fees and expenses of each Fund would be fair and reasonable.

Costs and Profitability.  The Board then considered the estimated profits to be realized by the Manager and Sub-Adviser in connection with providing services to the Funds. The Board noted that because each Fund had not yet launched at the time of the meeting, it was difficult to estimate how profitable the Fund would be to the Manager or Sub-adviser. The Board also noted the Manager's representation of its long-term commitment to the success of the Funds and its undertaking to make payments or waive all or a portion of its management fee so that each Fund's expense ratio (excluding certain enumerated expenses) did not exceed a certain level. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Manager would agree to pay in accordance with the Management Agreement. Under the totality of the circumstances, the Board concluded in the exercise of its business judgment that the estimated profits to be realized by the Manager and the Sub-adviser with respect to each Fund would not be excessive in view of the nature, extent and quality of the services to be provided.

Other Benefits.  The Board then considered the extent to which the Manager, Sub-Adviser and their affiliates might derive ancillary benefits from Fund operations. For example, the Sub-Adviser, through its position as sub-adviser to the Funds, may engage in soft dollar transactions. In this connection, the Board received information (as applicable) regarding Sub-Adviser's procedures for executing portfolio transactions for the relevant Fund and Sub-Adviser's policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Agreements.

Economies of Scale.  The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed management and subadvisory fees for each Fund do not include breakpoints. Based on the fact that each Fund was newly organized, the Board generally concluded that it was premature to consider economies of scale.

TRUSTEES AND OFFICERS OF THE GRAIL ADVISORS ETF TRUST

Name, Address(1), Year of birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex(3) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Bradford K. Gallagher 1944	Chairman of the Board	Since 2009	Founder, Spyglass Investments LLC (a private investment vehicle) (since 2001); Founder, President and CEO of Cypress Holding Company, CypressTree Investment Management Company and North American Funds (1995-2001); President, Allmerica Life & Annuity Company (1990-1995); Managing Director, Fidelity Investments, Founder of Institutional Investments (1979-1990).	7	Trustee, The Common Fund (since 2005); Trustee, Nicholas Applegate Institutional Funds (since 2007); Director, Shielding Technology Inc. (since 2006).

Charles H. Salisbury, Jr. 1941	Trustee	Since 2009	Private investor.	7	Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Name, Address(1), Year of birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex(3) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)

Dennis G. Schmal 1947	Trustee	Since 2009	Self-employed consultant (since 2003).	7	Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).

Interested Trustee

William M. Thomas 1963(4)(5)	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	7	None

Officers

Name, Address(1), Year of birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Chester G. Chappell 1965(5)	Assistant Secretary	Since 2008	Head of Distribution, Grail Advisors, LLC (since 2008); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).

Bryan M. Hiser 1973	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).

(1) Each Trustee or Officer may be contacted by writing to the Trustee or Officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, CA 94111. The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

(2) Each Trustee holds office for an indefinite term.

(3) The Trust Complex currently consists of seven ETFs.

(4) Mr. Thomas is considered an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, by virtue of his position with Grail Advisors, LLC, the Funds' Manager.

(5) Mr. Thomas and Mr. Chappell are registered representatives of ALPS Distributors, Inc.

SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (415) 677-5870. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

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Investment Adviser

Grail Advisors, LLC
One Ferry Building
Suite 255
San Francisco, CA 94111

Sub-Advisers

American Beacon Advisors, Inc.
4151 Amon Carter Boulevard
Fort Worth, TX 76155

RiverPark Advisors, LLC
156 West 56th Street
17th Floor
New York, NY 10019

Wedgewood Partners Inc.
9909 Clayton Road
Suite 103
St. Louis, MO 63124

Brandywine Global Investment Management, LLC
2929 Arch Street
8th Floor
Philadelphia, PA 19104

Hotchkis and Wiley Capital Managenent, LLC
725 South Figueroa Street
39th Floor
Los Angeles, CA 90017

Metropolitan West Capital Management, LLC
610 Newport Center Drive
Suite 1000
Newport Beach, CA 92660

McDonnell Investment Management, LLC
1515 W. 22nd Street
11th Floor
Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust
c/o Grail Advisors, LLC
One Ferry Building, Suite 255
San Francisco, CA 94111

Visit: www.grailadvisors.com

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable for the semi-annual reporting period.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”)) as of a date within 90 days of the filing of this report, the Principal Executive Officer and Principal Financial Officer have concluded that these controls and procedures are effective.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the reporting period that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Grail Advisors ETF Trust

By:	/s/ William M. Thomas

William M. Thomas, Chief Executive Officer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	Grail Advisors ETF Trust

By:	/s/ William M. Thomas

William M. Thomas, Chief Executive Officer

Date:	June 29, 2010

By:	/s/ Bryan M. Hiser

Bryan M. Hiser, Chief Financial Officer

Date:	June 29, 2010